Shareholder Report, Average Annual Return (Details)		12 Months Ended	59 Months Ended		60 Months Ended	102 Months Ended		104 Months Ended	118 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025 [3]	Sep. 30, 2025 [7]	Sep. 30, 2025
American High-Income Trust - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class A (with sales charge)
Average Annual Return, Percent	[1]	3.11%			5.84%					5.76%
American High-Income Trust - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class C (with sales charge)
Average Annual Return, Percent	[1]	5.39%			5.88%					5.52%
American High-Income Trust - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class T (with sales charge)
Average Annual Return, Percent	[1]	4.80%			6.39%	5.41%	[2]
American High-Income Trust - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class F-1
Average Annual Return, Percent	[1]	7.16%			6.65%					6.14%
American High-Income Trust - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class F-2
Average Annual Return, Percent	[1]	7.47%			6.97%					6.45%
American High-Income Trust - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class F-3
Average Annual Return, Percent	[1]	7.58%			7.08%			5.89%
American High-Income Trust - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	3.39%			5.88%					5.74%
American High-Income Trust - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	5.35%			5.84%					5.72%
American High-Income Trust - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-E
Average Annual Return, Percent	[1]	6.94%			6.43%					5.92%
American High-Income Trust - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	4.76%			6.34%	5.36%	[4]
American High-Income Trust - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-F-1
Average Annual Return, Percent	[1]	7.35%			6.84%					6.34%
American High-Income Trust® Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-F-2
Average Annual Return, Percent	[1]	7.47%	7.00%	[5]
American High-Income Trust - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-F-3
Average Annual Return, Percent	[1]	7.52%	7.04%	[6]
American High-Income Trust - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-1
Average Annual Return, Percent	[1]	6.42%			5.91%					5.38%
American High-Income Trust - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-2
Average Annual Return, Percent	[1]	6.43%			5.92%					5.39%
American High-Income Trust - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-2E
Average Annual Return, Percent	[1]	6.73%			6.22%					5.71%
American High-Income Trust - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-3
Average Annual Return, Percent	[1]	6.89%			6.39%					5.86%
American High-Income Trust - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-4
Average Annual Return, Percent	[1]	7.22%			6.71%					6.19%
American High-Income Trust - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-5E
Average Annual Return, Percent	[1]	7.42%			6.91%				6.53%
American High-Income Trust - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-5
Average Annual Return, Percent	[1]	7.52%			7.02%					6.50%
American High-Income Trust - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-6
Average Annual Return, Percent	[1]	7.58%			7.08%					6.56%
Without Sales Load [Member] | American High-Income Trust - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class A (without sales charge)
Average Annual Return, Percent	[1]	7.18%			6.66%					6.17%
Without Sales Load [Member] | American High-Income Trust - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class C (without sales charge)
Average Annual Return, Percent	[1]	6.39%			5.88%					5.52%
Without Sales Load [Member] | American High-Income Trust - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class T (without sales charge)
Average Annual Return, Percent	[1]	7.45%			6.94%	5.73%	[2]
Without Sales Load [Member] | American High-Income Trust - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	7.16%			6.64%					6.12%
Without Sales Load [Member] | American High-Income Trust - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	6.35%			5.84%					5.72%
Without Sales Load [Member] | American High-Income Trust - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	7.41%			6.88%	5.68%	[4]
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	2.88%	(0.37%)	[5],[6]	(0.45%)	1.81%	[2],[4]	1.87%	1.91%	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corp High Yield 2% Issuer Capped Index
Average Annual Return, Percent	[8]	7.41%	5.53%	[5],[6]	5.54%	5.21%	[2],[4]	5.27%	6.20%	6.16%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.